Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Q3) (Details) - Fair value measurements, recurring - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Money market funds	$ 10,737	$ 87,252	$ 1
Total fair value	10,737	87,252	1
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	24	114	10,704
Total fair value	24	114	64,392
Level 1
Assets, Fair Value Disclosure [Abstract]
Money market funds	10,737	87,252	1
Total fair value	10,737	87,252	1
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0	0
Total fair value	0	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	0	0
Total fair value	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0	0	0
Total fair value	0	0	0
Level 3
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	0	0
Total fair value	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	24	114	10,704
Total fair value	$ 24	$ 114	$ 64,392